SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION
Schedule of revenue and non-current assets based on geographical information

	Revenue for the year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Bulgaria	881	871	966
Canada	8,327	8,724	382
Czech	3,284	3,197	3,548
Germany	249	27	—
Greece	8,849	8,748	1,650
Japan	24,728	37,757	37,887
Spain	405	379	421
USA	31	3,797	6,681
Uruguay	401	2,425	5,198

	47,155	65,925	56,733

	Non-current assets At December 31,
	2016	2017
	Thousand USD	Thousand USD
Bulgaria	65	92
Canada	1,037	1,956
Chile	122	3,164
Czech	15,409	15,127
Greece	17	109
Japan	217,432	234,398
PRC	2,161	268
Spain	2,998	6,446
USA	42,904	45,137
Uruguay	10,227	106,877

	292,372	413,574

Schedule of revenue from customers

	Year ended December 31,
	2015		2016	2017
	Thousand USD		Thousand USD	Thousand USD
Customer A	7,420		10,504	13,056
Customer B	6,951		10,861	11,684
Customer C		*	8,164	9,912
Customer D	7,834		7,103		*

*	The corresponding revenue does not contribute over 10% of the total revenue of the Group in the respective periods.